Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments
Schedule of minimum committed lease payments

	Base rent	Variable rent	Total
2026	$55,376	$51,846	$107,222
2027	55,376	51,846	107,222
2028	46,146	43,205	89,351
	$156,898	$146,897	$303,795

Schedule of outstanding commitment to consultants

2026	$306,915
2027	34,435
Total	$341,350

Schedule commitments with research organizations

2026	$2,006,708
2027	501,105
2028	45,833
2029	22,196
Total	$2,575,842